ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details)	12 Months Ended
Dec. 31, 2020
Disclosure Of Accouts Receivable Payable From To Related Party Explanatory [Abstract]
Related party transaction terms and nature of settlement, description	The transaction times for Current and Non-Current Liabilities, they correspond to between 30 to 45 days and 1 to 2 years respectively, and the nature of settlement of the transactions is monetary.